Note 11 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 30 2012	December 25 2011

Income available to common stockholders	$180,099	$1,842,186

Weighted-average shares outstanding	18,949,556	18,902,782
Effect of dilutive securities	142,293	152,718
Weighted-average shares outstanding - assuming dilution	19,091,849	19,055,500

Earnings per common share	$0.01	$0.10
Earnings per common share - assuming dilution	$0.01	$0.10